DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2019	12/31/2018
Amounts receivable for spot and forward transactions pending settlement	257,587	24,496
Amounts payable for spot and forward transactions pending settlement	—	(144,944)
	257,587	(120,448)

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2019	12/31/2018
Forward sales of foreign exchange without delivery of underlying assets	279,833	230,253
Forward purchases of foreign exchange without delivery of underlying assets	—	1,560,382